Going Concern and Management's Plans (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Working capital deficiency	$ 6,947,637		$ 6,947,637		$ 5,783,184
Stockholder's deficiency	(5,715,044)		(5,715,044)		(5,000,282)	$ (3,908,463)	$ (6,888,393)
Net loss	2,747,183	$ 2,258,415	5,532,937	$ 4,745,743	8,636,292	7,923,480
Proceeds from equity and debt					945,000	$ 200,000
Amount of debt			133,735		325,000
Accrued interest			9,234		9,679
Repayment of short term debt					89,000
Repayments of debt			1,724,313		322,000
Aggregate principal amount	$ 456,250		$ 456,250		390,000
Past Due [Member]
Aggregate principal amount					$ 427,500